Mezzanine equity (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					4 Months Ended	12 Months Ended
	Mar. 08, 2018 CNY (¥) shares	Mar. 08, 2018 USD ($) shares	Jul. 10, 2017 CNY (¥) shares	Jul. 10, 2017 USD ($) $ / shares shares	May 11, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares			22,058,823	22,058,823		500,000,000	500,000,000
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues			¥ 509,730	$ 75,000		¥ 345,420	$ 50,000
Temporary Equity, Accretion to Redemption Value						5,758		¥ 19,842
Derivative Liability						892,000
Derivative, Gain (Loss) on Derivative, Net						(2,285,223)	$ (332,372)	¥ 0	¥ 0
Proceeds from Issuance Initial Public Offering					¥ 795,073
Other Preferred Stock Dividends and Adjustments						489,284
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value					¥ 4,009,874
Huya Broad casting [Member]
Derivative, Gain (Loss) on Derivative, Net						¥ (2,285,223)
Interest Ownership Percentage By Parent					44.00%
Additional Paid in Capital					¥ 4,804,947
Series A Preferred Shares [Member]
Shares Issued, Price Per Share | $ / shares				$ 3.4
Series B2 Preferred Shares [Member]
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares	64,488,235	64,488,235
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues	¥ 2,919,112	$ 461,600